Note 33 - Dividend Income	6 Months Ended
Jun. 30, 2018
Dividend income Abstract
Dividend Income

Dividend income

The balances for this heading in the accompanying consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 34), as can be seen in the breakdown below:

Dividend Income (Millions of euros)
	June 2018	June 2017
Dividends from:
Financial assets held for trading		106
Financial assets at fair value through other comprehensive income	73	106
Other	11	-
Total	84	212

From January 1, 2018, dividends from "Financial assets held for trading" are recognized in the heading "Gains or losses for financial assets and liabilities" (see Note 1.6).